Significant Accounting Policies, Impairment of Long-Lived Assets (Vessels) (Details) $ in Thousands	11 Months Ended
Dec. 31, 2022 USD ($)
Impairment of Long-Lived Assets (Vessels) [Abstract]
Term of estimated charter rates used to determine undiscounted projected operating cash flows	1 year
Term of historical charter rates used to determine undiscounted projected operating cash flows	10 years
Carrying value of vessels evaluated for impairment	$ 17,634
Impairment loss	$ 0